FINANCING RECEIVABLES ON NONACCRUAL STATUS (Tables)	12 Months Ended
Dec. 31, 2014
Receivables,Loans,Notes Receivable,And Others [Abstract]
Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The following table summarizes loans (in thousands) on nonaccrual status at December 31, 2014 and 2013.

	December 31, 2014	December 31, 2013

Commercial operating	$673	$949
Commercial real estate, 1-4 family	179	278
Commercial real estate, other	69	1,286

Real estate, other	18	137

Consumer, equity	99	358
Consumer, auto	0	3
Consumer, other	23	4
Total	$1,061	$3,015